Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund
Brown Advisory Opportunity Fund
Investment Objective
The Brown Advisory Opportunity Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Opportunity Fund	Institutional Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Opportunity Fund		Institutional Shares	Advisor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.78%	0.73%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.79%	1.99%
Fee Waiver and Expense Reimbursement		(0.28%)	(0.28%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.71%
[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.50% and 1.70%, respectively, of the Fund's average daily through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking in to account the contractual expense limitation for 2 years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Shares	154	536	944	2,082
Advisor Shares	174	597	1,047	2,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization. The Advisor selects equity securities of

"high quality companies" that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise. The Advisor will typically invest in 30 securities or fewer. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts

("REITs") and exchange traded funds ("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in

ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Advisor may sell a security or reduce its position if:

   ·  It fails to meet initial investment criteria; or

   ·  The security becomes overvalued relative to the long-term expectation.

In order to respond to adverse market, economic, political or other conditions,

the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses.

   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs),

   including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

·  Growth Company Risk. Securities of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

·  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule

   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.

   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1, 5 and 10 year periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Opportunity Fund, a series of Forum

Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of

Professionally Managed Portfolios. Performance shown prior to April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Opportunity Fund - Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-16.13%. During the periods shown in the chart, the highest quarterly return was

36.75% (for the quarter ended December 31, 2002) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

Brown Advisory Opportunity Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Shares	Return Before Taxes	17.36%	1.47%	(6.34%)
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	17.36%	1.47%	(6.34%)
Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.29%	1.25%	(5.12%)
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.